UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331)
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1.   Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BOND - 0.04%
Salvation Army
5.44%, 09/01/2015	$370,000	$396,758

TOTAL CORPORATE BOND (Cost $370,000)		396,758

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 76.79%
FGLMC Single Family - 10.72%
Pool A68734, 5.00%, 07/01/2037	744,188	765,191
Pool A73050, 5.00%, 02/01/2038	596,820	613,664
Pool A78734, 5.00%, 06/01/2038	1,908,532	1,962,288
Pool G04699, 5.00%, 09/01/2038	15,312,149	15,743,437
Pool A56707, 5.50%, 01/01/2037	436,689	455,700
Pool A57436, 5.50%, 01/01/2037	1,128,403	1,178,057
Pool A58653, 5.50%, 03/01/2037	2,236,055	2,334,450
Pool A59858, 5.50%, 04/01/2037	228,602	238,554
Pool A60749, 5.50%, 05/01/2037	1,308,183	1,365,135
Pool A63607, 5.50%, 07/01/2037	551,926	575,954
Pool A66019, 5.50%, 08/01/2037	1,623,336	1,694,769
Pool A68746, 5.50%, 10/01/2037	1,289,985	1,346,145
Pool A69361, 5.50%, 11/01/2037	721,032	752,760
Pool A73036, 5.50%, 01/01/2038	787,048	821,312
Pool A76192, 5.50%, 04/01/2038	1,537,697	1,604,555
Pool A76444, 5.50%, 04/01/2038	1,079,920	1,126,874
Pool A78742, 5.50%, 06/01/2038	6,416,965	6,695,968
Pool A83074, 5.50%, 11/01/2038	991,510	1,034,620
Pool A84142, 5.50%, 01/01/2039	882,006	920,355
Pool A84382, 5.50%, 02/01/2039	26,284,749	27,427,581
Pool A42806, 6.00%, 02/01/2036	604,024	639,097
Pool A43728, 6.00%, 03/01/2036	213,887	226,040
Pool A44642, 6.00%, 04/01/2036	899,805	952,053
Pool A49014, 6.00%, 05/01/2036	745,775	788,147
Pool A49847, 6.00%, 06/01/2036	403,819	426,763
Pool A52235, 6.00%, 09/01/2036	470,546	497,281
Pool A52901, 6.00%, 09/01/2036	184,007	194,461
Pool A53439, 6.00%, 10/01/2036	276,516	292,226
Pool A54312, 6.00%, 11/01/2036	1,329,391	1,406,584
Pool A55852, 6.00%, 12/01/2036	688,074	727,168
Pool A56709, 6.00%, 01/01/2037	655,965	693,234
Pool A57261, 6.00%, 02/01/2037	968,928	1,022,768
Pool A60055, 6.00%, 04/01/2037	765,983	808,546
Pool A63610, 6.00%, 07/01/2037	850,778	898,052
Pool A66123, 6.00%, 07/01/2037	711,043	750,553
Pool A64648, 6.00%, 08/01/2037	931,991	983,778
Pool A67088, 6.00%, 09/01/2037	745,741	787,179
Pool A80026, 6.00%, 10/01/2037	1,032,997	1,090,397
Pool A68807, 6.00%, 11/01/2037	1,898,530	2,002,245
Pool A69362, 6.00%, 11/01/2037	827,221	873,187
Pool A78750, 6.00%, 06/01/2038	971,513	1,024,683
Pool C38992, 6.50%, 12/01/2029	344,960	371,553
Pool C50755, 6.50%, 03/01/2031	92,120	99,049
Pool C54246, 6.50%, 07/01/2031	43,455	46,723
Pool C59148, 6.50%, 10/01/2031	87,162	93,718

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Pool B31166, 6.50%, 12/01/2031	$23,913	$25,712
Pool C61764, 6.50%, 12/01/2031	60,981	65,567
Pool C64625, 6.50%, 02/01/2032	180,344	193,683
Pool C65420, 6.50%, 03/01/2032	235,394	252,804
Pool C66763, 6.50%, 05/01/2032	395,257	424,492
Pool C66830, 6.50%, 05/01/2032	30,877	33,161
Pool C68518, 6.50%, 06/01/2032	145,981	156,779
Pool C72446, 6.50%, 08/01/2032	135,645	145,678
Pool A49963, 6.50%, 06/01/2036	251,909	268,573
Pool A50703, 6.50%, 07/01/2036	952,381	1,015,383
Pool A52237, 6.50%, 08/01/2036	655,522	698,887
Pool A52899, 6.50%, 09/01/2036	551,762	588,263
Pool A53441, 6.50%, 10/01/2036	974,414	1,038,874
Pool A68747, 6.50%, 10/01/2037	807,997	861,196
		92,121,906
FHA Project Loan - 0.83%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,192,691	3,111,964
034-35271, 6.95%, 01/01/2033 (a)	385,537	385,983
034-35272, 6.95%, 01/01/2033 (a)	382,109	382,551
Ridge, 6.45%, 01/01/2036 (a)	293,590	297,381
WM 2002-1, 7.43%, 08/01/2019 (a)	1,416,403	1,414,950
Reilly, 130, 7.43%, 08/25/2021 (a)	1,503,491	1,501,828
		7,094,657
FNMA Multi Family - 11.53%
Pool 386602, 4.66%, 10/01/2013	320,672	336,508
Pool 387425, 4.76%, 06/01/2015	591,617	621,717
Pool 387286, 4.78%, 03/01/2015	2,915,962	3,024,470
Pool 387284, 4.84%, 03/01/2015	934,504	985,757
Pool 463037, 4.86%, 09/01/2019 (a)	3,000,000	3,130,431
Pool 387273, 4.89%, 02/01/2015	279,084	294,819
Pool 387202, 4.98%, 12/01/2014	3,128,976	3,293,647
Pool 387560, 4.98%, 09/01/2015	944,455	1,001,611
Pool 387109, 5.02%, 09/01/2014	234,128	241,769
Pool 387517, 5.02%, 08/01/2020	1,890,809	1,926,373
Pool 386980, 5.04%, 06/01/2014	1,205,804	1,283,296
Pool 873236, 5.09%, 02/01/2016	1,905,420	2,029,072
Pool 387289, 5.12%, 07/01/2029	678,483	683,809
Pool 387438, 5.18%, 06/01/2020	235,854	243,399
Pool 386104, 5.19%, 04/01/2021	222,929	229,577
Pool 387215, 5.19%, 01/01/2023	501,110	512,572
Pool 387446, 5.22%, 06/01/2020	3,708,286	3,857,120
Pool 874244, 5.23%, 12/01/2020	1,066,124	1,120,754
Pool 387452, 5.25%, 06/01/2035	756,027	741,467
Pool 874253, 5.29%, 08/01/2017	953,471	993,694
Pool 873414, 5.29%, 02/01/2024	1,477,282	1,503,187
Pool 387349, 5.31%, 04/01/2020	828,210	853,941
Pool 387312, 5.33%, 04/01/2035	548,910	539,185
Pool 874082, 5.35%, 06/01/2018	1,934,107	2,010,397

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 873470, 5.42%, 03/01/2016	$1,990,375	$2,152,365
Pool 958348, 5.44%, 04/01/2027	543,009	562,068
Pool 387399, 5.46%, 08/01/2020	286,012	300,880
Pool 387158, 5.48%, 11/01/2022	943,939	966,586
Pool 874487, 5.52%, 05/01/2025	4,615,383	4,830,508
Pool 958283, 5.54%, 03/01/2019	6,368,831	6,878,449
Pool 873550, 5.55%, 04/01/2024	1,682,888	1,740,891
Pool 874136, 5.57%, 12/01/2016	242,123	263,104
Pool 874521, 5.61%, 04/01/2024	1,582,700	1,647,946
Pool 874262, 5.75%, 01/01/2017	641,120	688,528
Pool 873649, 5.79%, 05/01/2016	2,938,865	3,226,241
Pool 873766, 5.79%, 07/01/2024	1,062,885	1,135,435
Pool 386991, 5.86%, 06/01/2022	235,697	250,344
Pool 386464, 5.88%, 08/01/2021	885,793	951,435
Pool 873731, 5.88%, 07/01/2023	2,366,184	2,567,251
Pool 874920, 5.91%, 07/01/2023	1,037,706	1,134,640
Pool 873830, 5.94%, 07/01/2024	4,476,445	4,839,842
Pool 387005, 5.95%, 06/01/2022	395,304	426,353
Pool 873949, 5.95%, 09/01/2024	4,146,254	4,486,925
Pool 873642, 5.99%, 05/01/2024	659,999	695,675
Pool 873705, 6.03%, 06/01/2016	1,452,602	1,513,403
Pool 873706, 6.04%, 06/01/2016	6,004,522	6,353,241
Pool 958256, 6.09%, 12/01/2033	1,664,347	1,816,084
Pool 873679, 6.10%, 06/01/2024	856,519	907,139
Pool 387046, 6.11%, 10/01/2022	620,064	670,818
Pool 958614, 6.22%, 04/01/2027	857,111	949,717
Pool 385229, 6.33%, 09/01/2017	2,173,376	2,422,743
Pool 874736, 6.43%, 10/01/2025	490,122	551,199
Pool 384719, 6.59%, 02/01/2017	1,378,921	1,558,770
Pool 385136, 6.65%, 06/01/2020	229,346	242,910
Pool 383143, 6.75%, 02/01/2016	2,691,863	3,053,871
Pool 383145, 6.85%, 02/01/2019	1,924,682	2,169,794
Pool 385051, 6.89%, 05/01/2020	2,213,363	2,517,351
Pool 386046, 7.22%, 04/01/2021	2,709,544	3,128,009
		99,059,087
FNMA Single Family - 14.83%
Pool 935036, 4.00%, 03/01/2039	1,086,290	1,063,673
Pool AA3490, 4.00%, 03/01/2039	1,477,365	1,446,606
Pool AA5316, 4.00%, 03/01/2039	1,071,493	1,049,184
Pool AA7005, 4.00%, 06/01/2039	1,414,738	1,385,424
Pool AA7033, 4.00%, 06/01/2039	1,297,481	1,270,468
Pool AA8598, 4.00%, 07/01/2039	1,068,897	1,046,642
Pool AC1837, 4.00%, 08/01/2039	1,013,713	992,607
Pool 935106, 4.50%, 03/01/2039	1,045,332	1,052,562
Pool AA3491, 4.50%, 03/01/2039	2,920,835	2,940,744
Pool AA6523, 4.50%, 03/01/2039	2,644,634	2,662,661
Pool AA4384, 4.50%, 04/01/2039	1,308,534	1,317,453
Pool AA4469, 4.50%, 04/01/2039	2,910,915	2,930,757
Pool AA5800, 4.50%, 05/01/2039	3,332,890	3,355,608
Pool AA7569, 4.50%, 05/01/2039	1,149,398	1,157,232
Pool AA7570, 4.50%, 05/01/2039	1,238,954	1,247,400
Pool AA7006, 4.50%, 06/01/2039	1,988,828	2,002,384
Pool AA7034, 4.50%, 06/01/2039	1,203,109	1,211,310

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Pool AA8599, 4.50%, 07/01/2039	$1,401,329	$1,411,021
Pool AC3371, 4.50%, 07/01/2039	1,172,809	1,180,803
Pool AC3373, 4.50%, 07/01/2039	1,117,517	1,125,246
Pool AC1446, 4.50%, 08/01/2039	2,249,141	2,264,472
Pool AC1838, 4.50%, 08/01/2039	1,330,847	1,339,919
Pool AC4095, 4.50%, 09/01/2039	1,122,455	1,130,106
Pool TBA, 4.50%, 09/15/2033	2,100,000	2,111,155
Pool 914311, 5.00%, 02/01/2037	446,584	459,118
Pool 961665, 5.00%, 02/01/2038	1,053,007	1,082,338
Pool 961946, 5.00%, 02/01/2038	646,528	664,537
Pool AC3372, 5.00%, 07/01/2039	1,639,663	1,685,170
Pool AC1447, 5.00%, 08/01/2039	1,261,344	1,296,351
Pool AC4096, 5.00%, 09/01/2039	1,219,636	1,253,486
Pool TBA, 5.00%, 09/01/2037	1,100,000	1,128,875
Pool 906297, 5.50%, 01/01/2037	2,377,370	2,481,983
Pool 910418, 5.50%, 01/01/2037	594,138	620,282
Pool 910343, 5.50%, 02/01/2037	1,615,385	1,684,701
Pool 918816, 5.50%, 02/01/2037	613,913	640,928
Pool 915093, 5.50%, 04/01/2037	899,352	937,943
Pool 918823, 5.50%, 04/01/2037	881,965	919,810
Pool 937689, 5.50%, 05/01/2037	886,507	924,547
Pool 937690, 5.50%, 05/01/2037	661,361	689,740
Pool 937698, 5.50%, 05/01/2037	1,243,718	1,297,086
Pool 942355, 5.50%, 06/01/2037	851,101	887,622
Pool 944232, 5.50%, 06/01/2037	746,737	778,780
Pool 942847, 5.50%, 07/01/2037	481,148	501,794
Pool 942856, 5.50%, 07/01/2037	1,794,644	1,871,652
Pool 948666, 5.50%, 07/01/2037	835,872	871,347
Pool 948667, 5.50%, 08/01/2037	776,709	809,673
Pool 960422, 5.50%, 12/01/2037	1,077,663	1,123,400
Pool 961664, 5.50%, 02/01/2038	831,072	866,427
Pool 961666, 5.50%, 02/01/2038	1,645,379	1,715,376
Pool 961947, 5.50%, 02/01/2038	2,375,813	2,477,759
Pool 933847, 5.50%, 05/01/2038	1,261,133	1,314,784
Pool 963383, 5.50%, 05/01/2038	943,500	983,638
Pool 975138, 5.50%, 05/01/2038	1,140,092	1,188,594
Pool 963547, 5.50%, 06/01/2038	1,058,480	1,103,509
Pool 985139, 5.50%, 07/01/2038	1,136,799	1,185,161
Pool 614014, 6.00%, 11/01/2031	141,019	149,912
Pool 614022, 6.00%, 11/01/2031	86,970	92,455
Pool 624093, 6.00%, 02/01/2032	172,441	183,316
Pool 794353, 6.00%, 08/01/2034	67,686	71,701
Pool 783925, 6.00%, 10/01/2034	69,726	73,862
Pool 783870, 6.00%, 11/01/2034	129,936	137,643
Pool 809310, 6.00%, 01/01/2035	38,857	41,161
Pool 866068, 6.00%, 02/01/2036	147,848	156,110
Pool 868753, 6.00%, 03/01/2036	328,605	346,967
Pool 868754, 6.00%, 03/01/2036	180,174	190,242
Pool 886135, 6.00%, 07/01/2036	548,198	578,830
Pool 900648, 6.00%, 07/01/2036	659,410	696,257
Pool 886642, 6.00%, 08/01/2036	888,514	938,163
Pool 900105, 6.00%, 08/01/2036	616,643	651,100
Pool 900241, 6.00%, 08/01/2036	297,911	314,558
Pool 901392, 6.00%, 09/01/2036	645,218	681,272
Pool 903485, 6.00%, 10/01/2036	559,784	591,064

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 906002, 6.00%, 12/01/2036	$1,340,578	$1,415,488
Pool 907769, 6.00%, 12/01/2036	897,094	947,222
Pool 910417, 6.00%, 12/01/2036	684,927	723,200
Pool 922596, 6.00%, 12/01/2036	739,711	781,046
Pool 906298, 6.00%, 01/01/2037	764,126	806,824
Pool 910114, 6.00%, 01/01/2037	945,004	997,810
Pool 910344, 6.00%, 02/01/2037	942,149	993,617
Pool 914334, 6.00%, 03/01/2037	1,032,160	1,088,545
Pool 918822, 6.00%, 04/01/2037	908,799	959,582
Pool 937699, 6.00%, 05/01/2037	752,183	793,274
Pool 940757, 6.00%, 05/01/2037	535,651	565,583
Pool 942848, 6.00%, 07/01/2037	1,365,643	1,440,247
Pool 948669, 6.00%, 07/01/2037	1,191,560	1,255,536
Pool 952300, 6.00%, 07/01/2037	1,116,608	1,177,607
Pool 952628, 6.00%, 07/01/2037	1,717,528	1,809,744
Pool 952629, 6.00%, 07/01/2037	1,806,841	1,903,852
Pool 942857, 6.00%, 08/01/2037	1,947,015	2,053,378
Pool 946756, 6.00%, 08/01/2037	4,079,562	4,298,598
Pool 946757, 6.00%, 08/01/2037	947,358	998,222
Pool 907085, 6.00%, 09/01/2037	240,271	253,396
Pool 947769, 6.00%, 09/01/2037	484,874	510,907
Pool 947770, 6.00%, 09/01/2037	2,261,583	2,383,010
Pool 947772, 6.00%, 09/01/2037	1,923,394	2,026,663
Pool 947774, 6.00%, 10/01/2037	1,118,147	1,178,182
Pool 953768, 6.00%, 11/01/2037	1,521,680	1,604,807
Pool 960011, 6.00%, 11/01/2037	1,657,100	1,746,071
Pool 960423, 6.00%, 12/01/2037	1,359,496	1,432,489
Pool 961370, 6.00%, 01/01/2038	659,985	695,420
Pool 961667, 6.00%, 02/01/2038	963,545	1,015,376
Pool 963384, 6.00%, 05/01/2038	892,523	940,533
Pool 964596, 6.00%, 07/01/2038	1,095,010	1,153,912
Pool 934366, 6.00%, 08/01/2038	548,427	577,927
Pool 965312, 6.00%, 09/01/2038	1,315,303	1,386,055
Pool 886136, 6.50%, 07/01/2036	593,517	636,118
Pool 886808, 6.50%, 07/01/2036	252,350	270,463
Pool 900106, 6.50%, 08/01/2036	697,810	747,897
Pool 900242, 6.50%, 08/01/2036	964,435	1,033,660
Pool 900649, 6.50%, 09/01/2036	1,118,514	1,198,798
Pool 901391, 6.50%, 09/01/2036	537,867	576,474
Pool 947771, 6.50%, 09/01/2037	926,828	992,773
		127,406,767
GNMA Construction - 0.21%
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,783,574

GNMA Multi Family - 26.94%
2007-46 A, 3.14%, 06/16/2021	218,543	220,306
2007-77 A, 3.18%, 02/16/2026	4,650,214	4,685,140
2009-19 AD, 3.39%, 11/16/2040	1,295,233	1,302,308
2009-63 A, 3.40%, 01/16/2038 (a)	4,400,000	4,414,265
2009-49 A, 3.44%, 11/16/2035	3,194,487	3,208,539
2009-60 A, 3.47%, 07/16/2035 (a)	3,800,000	3,821,227

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
2007-39 AC, 3.51%, 07/16/2024	$1,871,408	$1,895,110
JEF-GNB A, 3.54%, 07/16/2035 (a)	8,400,000	8,475,138
2009-39 AB, 3.55%, 10/16/2038	1,396,087	1,407,334
2006-39 A, 3.77%, 06/16/2025	4,346,677	4,455,371
2009-4 A, 3.81%, 11/16/2037	3,277,311	3,358,332
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,061,140
2006-68 A, 3.89%, 07/16/2026	4,552,828	4,675,381
2007-55 A, 3.91%, 08/16/2027	4,696,992	4,812,706
2006-8 A, 3.94%, 08/16/2025	1,011,631	1,030,929
2007-12 A, 3.96%, 06/16/2031	13,011,032	13,411,403
2005-79 A, 4.00%, 10/16/2033	2,114,544	2,164,315
2008-92 B, 4.04%, 05/16/2030	500,000	516,131
2006-66 A, 4.09%, 08/16/2030	3,933,696	4,050,424
2006-9 A, 4.20%, 08/16/2026	1,103,646	1,131,996
2006-3 A, 4.21%, 01/16/2028	2,315,325	2,381,627
2006-51 A, 4.25%, 10/16/2030	6,401,603	6,629,107
2006-63 A, 4.26%, 02/16/2032	20,462,223	21,215,129
2007-34 A, 4.27%, 11/16/2026	9,022,087	9,275,232
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,671,205
2009-3 B, 4.30%, 10/16/2037	750,000	732,140
2007-13 A, 4.32%, 11/16/2029	2,024,268	2,090,590
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,648,294
2005-59 A, 4.39%, 05/16/2023	829,021	848,229
2005-87 A, 4.45%, 03/16/2025	650,102	668,077
2008-22 B, 4.50%, 12/16/2038	6,500,000	6,774,298
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,045,711
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,872,451
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,205,872
2008-52 B, 4.75%, 10/16/2032	4,750,000	4,987,069
2008-14 B, 4.75%, 10/16/2042	7,000,000	7,323,704
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,893,771
2005-59 B, 4.82%, 10/16/2029 (b)	2,000,000	2,107,053
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,039,461
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	739,870
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,423,999
2008-39 C, 5.02%, 03/16/2034 (b)	7,600,000	8,047,260
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,778,426
2009-5 B, 5.07%, 08/16/2049 (b)	225,000	229,224
2006-32 A, 5.08%, 01/16/2030	1,607,166	1,687,815
2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,129,568
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,134,434
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	798,332
Pool 652131, 5.30%, 06/15/2023	1,956,105	2,073,626
Pool 666265, 5.45%, 10/15/2035	1,892,856	2,005,023
Pool 668966, 5.45%, 04/15/2044	2,546,516	2,694,159
Pool 640434, 5.46%, 03/15/2043	3,375,277	3,562,745
Pool 634979, 5.50%, 01/15/2036	441,594	464,081
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	431,964
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,734,137
Pool 664218, 5.63%, 06/15/2043	2,649,278	2,797,399
Pool 664652, 5.65%, 06/15/2042	2,393,482	2,515,199
Pool 614125, 5.70%, 12/15/2030	1,538,858	1,595,981
Pool 650307, 5.75%, 03/15/2043	1,796,306	1,905,028

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 666268, 5.85%, 03/15/2043	$6,896,749	$7,334,879
Pool 653889, 5.88%, 01/15/2043	1,173,082	1,249,509
Pool 640436, 5.90%, 09/15/2043	1,283,801	1,372,455
Pool 645747, 6.00%, 09/15/2032	158,917	167,329
Pool 666259, 6.00%, 12/15/2032	2,309,387	2,461,726
Pool 637911, 6.00%, 07/15/2035	437,792	460,693
Pool 639306, 6.00%, 01/15/2036	1,152,823	1,218,981
Pool 649793, 6.05%, 08/15/2036	98,020	104,150
Pool 655317, 6.05%, 08/15/2039 (a)	1,447,200	1,566,736
Pool 653914, 6.10%, 06/15/2043	2,414,342	2,594,011
Pool 667881, 6.14%, 02/15/2043	987,921	1,060,458
Pool 699404, 6.15%, 04/15/2039	1,836,474	1,994,283
Pool 685163, 6.20%, 07/15/2037	945,041	976,468
Pool 653904, 6.20%, 05/15/2043	779,150	839,409
Pool 636413, 6.25%, 04/15/2036	1,231,352	1,305,841
Pool 645787, 6.25%, 08/15/2036	257,952	274,326
Pool 678208, 6.25%, 01/15/2038	1,584,089	1,717,896
Pool 677423, 6.25%, 09/15/2043	453,772	494,913
Pool 669518, 6.30%, 04/15/2038	193,121	208,718
Pool 608326, 6.50%, 10/15/2033	1,108,218	1,171,727
Pool 643896, 6.50%, 06/15/2049	1,346,299	1,464,896
Pool 645785, 6.75%, 02/15/2048	1,935,943	2,112,001
		231,406,190
GNMA Single Family - 9.53%
Pool 646730, 4.50%, 03/15/2039	1,338,594	1,352,489
Pool 646771, 4.50%, 04/15/2039	1,359,642	1,373,756
Pool 716818, 4.50%, 04/15/2039	1,689,350	1,706,887
Pool G2 716876, 4.50%, 04/20/2039	1,039,622	1,048,470
Pool 650967, 4.50%, 05/15/2039	1,132,833	1,144,593
Pool 714559, 4.50%, 06/15/2039	1,007,226	1,017,681
Pool 717198, 4.50%, 06/15/2039	1,482,128	1,497,513
Pool 720050, 4.50%, 06/15/2039	1,126,763	1,138,460
Pool G2 716998, 4.50%, 06/20/2039	1,019,664	1,028,342
Pool 714594, 4.50%, 07/15/2039	1,142,020	1,153,875
Pool 720208, 4.50%, 07/15/2039	2,096,428	2,118,191
Pool G2 720338, 4.50%, 07/20/2039	1,698,313	1,712,767
Pool 720287, 4.50%, 08/15/2039	1,853,987	1,873,233
Pool G2 720449, 4.50%, 08/20/2039	1,080,762	1,089,960
Pool TBA, 4.50%, 09/15/2039	1,900,000	1,915,438
Pool TBA, 4.50%, 09/15/2039	1,300,000	1,310,562
Pool 688624, 5.00%, 05/15/2038	899,998	928,369
Pool 411105, 5.00%, 01/15/2039	1,997,463	2,060,429
Pool 439079, 5.00%, 02/15/2039	1,302,539	1,343,599
Pool 646728, 5.00%, 03/15/2039	1,011,823	1,043,719
Pool 646750, 5.00%, 04/15/2039	1,393,704	1,437,638
Pool 716819, 5.00%, 04/15/2039	1,625,102	1,676,331
Pool 646777, 5.00%, 05/15/2039	1,041,737	1,074,576
Pool 720052, 5.00%, 06/15/2039	1,107,001	1,141,898

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value

Pool 720288, 5.00%, 08/15/2039	$1,149,132	$1,185,357
Pool 722944, 5.00%, 08/15/2039	1,054,442	1,087,682
Pool G2 720434, 5.00%, 08/20/2039	1,481,424	1,527,205
Pool TBA, 5.00%, 09/01/2033	2,900,000	2,984,280
Pool TBA, 5.00%, 09/20/2033	3,700,000	3,807,529
Pool 684677, 5.50%, 03/15/2038	1,514,263	1,585,185
Pool 684721, 5.50%, 03/15/2038	907,868	950,389
Pool G2 684987, 5.50%, 03/20/2038	805,783	844,270
Pool 684802, 5.50%, 04/15/2038	1,345,973	1,409,013
Pool 688625, 5.50%, 05/15/2038	1,165,769	1,220,369
Pool G2 688636, 5.50%, 05/20/2038	1,239,054	1,298,236
Pool 690974, 5.50%, 06/15/2038	790,773	827,810
Pool G2 690973, 5.50%, 06/20/2038	1,171,387	1,227,337
Pool 693574, 5.50%, 07/15/2038	1,184,783	1,240,273
Pool G2 409120, 5.50%, 07/20/2038	1,832,312	1,919,831
Pool G2 700671, 5.50%, 10/20/2038	1,072,338	1,123,557
Pool 411116, 5.50%, 01/15/2039	1,535,759	1,607,688
Pool 705998, 5.50%, 01/15/2039	847,854	887,564
Pool 684678, 6.00%, 03/15/2038	2,232,363	2,357,628
Pool 684711, 6.00%, 03/15/2038	316,680	334,450
Pool G2 684988, 6.00%, 03/20/2038	979,264	1,035,091
Pool 688626, 6.00%, 05/15/2038	981,305	1,036,369
Pool 688629, 6.00%, 05/15/2038	531,163	560,968
Pool G2 688637, 6.00%, 05/20/2038	828,215	875,431
Pool G2 693900, 6.00%, 07/20/2038	1,020,415	1,078,589
Pool 696513, 6.00%, 08/15/2038	1,366,827	1,443,524
Pool G2 696843, 6.00%, 08/20/2038	966,607	1,021,713
Pool 699255, 6.00%, 09/15/2038	2,883,379	3,045,175
Pool G2 698997, 6.00%, 09/20/2038	1,694,050	1,790,628
Pool 700791, 6.00%, 10/15/2038	810,384	855,858
Pool 705999, 6.00%, 01/15/2039	979,266	1,034,215
Pool G2 706407, 6.00%, 01/20/2039	890,450	941,244
Pool 582048, 6.50%, 01/15/2032	41,989	45,260
Pool 696514, 6.50%, 08/15/2038	1,004,669	1,069,737
Pool G2 696844, 6.50%, 08/20/2038	1,041,237	1,107,655
Pool G2 698998, 6.50%, 09/20/2038	1,110,019	1,180,824
Pool G2 706408, 6.50%, 01/20/2039	977,041	1,039,411
Pool 530199, 7.00%, 03/20/2031	63,001	68,961
		81,845,082
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,792

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value

Small Business Administration - 2.16%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	$867,483	$845,294
Pool 508045, 0.57%, 04/25/2032 (b)	1,860,243	1,823,431
Pool 507932, 0.58%, 04/25/2026 (b)	461,902	451,650
Pool 507766, 0.58%, 07/25/2031 (b)	392,047	384,347
Pool 507841, 0.58%, 08/25/2031 (b)	616,591	604,478
Pool 507417, 0.60%, 09/25/2030 (b)	945,832	928,213
Pool 508206, 0.60%, 09/25/2032 (b)	1,783,455	1,749,521
Pool 508298, 0.60%, 01/25/2033 (b)	2,129,653	2,089,007
Pool 508506, 0.63%, 06/25/2033 (b)	3,517,153	3,452,757
Pool 508716, 0.82%, 06/25/2034 (a) (b)	3,946,006	3,921,344
Loan #2347955003, 3.00%, 04/15/2017 (a) (b)	441,714	441,714
Loan #2484686008, 3.18%, 10/15/2027 (a) (b)	349,403	350,713
Loan #2604556010, 3.58%, 02/15/2017 (a) (b)	217,631	228,785
Loan #3046316007, 2.13%, 01/15/2032 (a) (b)	291,456	289,270
Loan #3059035009, 1.25%, 05/15/2015 (a) (b)	76,790	76,790
Loan #3111236004, 4.38%, 02/15/2015 (a) (b)	71,136	73,092
Loan #3153295002, 2.13%, 08/15/2029 (a) (b)	663,631	658,654
Loan #3169855009, 1.12%, 07/15/2031 (a) (b)	117,900	119,079
Loan #3333015007, 7.75%, 04/15/2019 (a) (b)	6,229	6,696
Loan #3334925000, 7.75%, 04/15/2019 (a) (b)	12,452	13,386
Loan #3336625008, 7.75%, 04/15/2019 (a) (b)	8,294	8,916
Loan #3340495009, 7.75%, 04/15/2019 (a) (b)	6,660	7,159
Loan #3353945001, 7.75%, 04/15/2019 (a) (b)	4,430	4,763
		18,529,059

SBA Participation Certificate — 0.03%
Series 2008-20E Class 1, 5.49%, 05/01/2028	235,231	252,006

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $638,973,067)		659,549,120

MUNICIPAL BONDS - 21.88%
Alabama - 0.21%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	1,800,000	1,839,474

California - 2.13%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,457,754

California Statewide Communities Development Authority
5.30%, 04/01/2016	1,920,000	1,928,775

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	$1,630,000	$1,578,948

Los Angeles Community Development Agency
6.25%, 09/01/2017	250,000	261,090

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	691,572
6.00%, 09/01/2009	1,730,000	1,730,000
6.00%, 09/01/2010	1,815,000	1,843,840
6.00%, 09/01/2011	1,915,000	1,953,472

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	787,428

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	472,790

Redding Redevelopment Agency
6.00%, 09/01/2010	240,000	242,717

Sacramento County Housing Authority
7.65%, 09/01/2015	650,000	676,364

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	715,000	726,118

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	384,758
4.38%, 08/01/2013	405,000	387,087
4.50%, 08/01/2014	425,000	399,849
4.50%, 08/01/2015	445,000	408,599

Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,635,552

Vacaville Redevelopment Agency
7.00%, 09/01/2010	700,000	701,015
		18,267,728
Colorado - 0.11%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	994,688	975,500

Connecticut - 0.09%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	51,493
5.83%, 11/15/2016	645,000	691,711
		743,204

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Delaware - 0.06%
Delaware State Housing Authority
5.00%, 01/01/2010	$500,000	$504,080

Florida - 1.46%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,785,552

Broward County School Board
7.40%, 07/01/2034	280,000	290,237

Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	1,259,828	1,261,390

Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	1,750,000	1,604,960
5.20%, 07/01/2028 (c)	2,950,000	3,012,923
6.85%, 04/01/2021	355,000	363,357
7.00%, 09/01/2009	125,000	125,000
7.88%, 07/01/2015	350,000	364,189

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,004,590

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,070,000	1,061,023
6.60%, 08/01/2016	315,000	324,293

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	355,000	359,533
		12,557,047
Idaho - 0.29%
Idaho Housing & Finance Association
6.00%, 07/01/2035	490,000	474,467
6.45%, 07/01/2035	2,050,000	2,018,266
		2,492,733
Illinois - 0.42%
Illinois Housing Development Authority
4.55%, 12/01/2009	305,000	305,955
5.08%, 01/01/2013	460,000	469,559
5.11%, 07/01/2013	465,000	476,486
5.16%, 01/01/2015	515,000	519,460
5.16%, 07/01/2015	535,000	539,633
5.31%, 08/01/2036 (a)	340,000	333,917
5.50%, 12/01/2014	250,000	256,042
6.21%, 06/01/2026	750,000	695,025
		3,596,077
Indiana - 1.13%
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,545,000	4,498,823
5.69%, 07/01/2037	1,590,000	1,582,718
5.90%, 01/01/2037	2,600,000	2,588,482

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value

Indianapolis, Indiana
7.00%, 02/01/2039	$1,000,000	$1,033,360
		9,703,383
Iowa - 0.06%
Iowa Finance Authority
6.55%, 12/01/2015	460,000	478,083

Kentucky - 1.34%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	693,251
5.17%, 07/01/2013	680,000	719,066
5.18%, 01/01/2014	160,000	168,371
5.33%, 07/01/2014	3,130,000	3,196,137
5.75%, 07/01/2037	4,195,000	4,166,642
5.77%, 07/01/2037	2,060,000	2,046,630
5.81%, 07/01/2014	500,000	538,615
		11,528,712
Louisiana - 0.12%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	20,000	20,259
5.60%, 12/01/2029	1,035,000	1,024,526
		1,044,785
Maryland - 0.24%
Maryland Community Development Administration
6.07%, 09/01/2037	2,245,000	2,067,667

Massachusetts - 1.57%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	23,625

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,325,000	2,373,616
5.54%, 12/01/2025	2,495,000	2,354,407
5.55%, 06/01/2025	940,000	898,781
5.84%, 12/01/2036	1,000,000	940,580
5.96%, 06/01/2017	1,450,000	1,521,630
6.32%, 12/01/2037	4,409,400	4,166,574
6.50%, 12/01/2039	1,255,000	1,194,748
		13,473,961
Minnesota - 0.27%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	545,000	541,512
5.85%, 07/01/2036	765,000	767,846
6.30%, 07/01/2023	1,000,000	1,007,700
		2,317,058
Missouri - 0.41%
Missouri State Housing Development Commission
4.15%, 09/25/2025	184,222	183,414
5.72%, 09/01/2025	1,915,000	1,891,828
5.74%, 03/01/2037	275,000	277,794
5.82%, 03/01/2037	555,000	551,071
6.00%, 03/01/2025	595,000	602,580
		3,506,687

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Nebraska - 0.02%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	$160,000	$164,318

Nevada - 0.12%
Nevada Housing Division
0.57%, 10/15/2032 (b)	640,000	640,000
0.90%, 10/01/2030 (b)	345,000	345,000
5.11%, 04/01/2017	30,000	30,193
		1,015,193
New Jersey - 0.60%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,113
7.18%, 08/01/2013	125,000	125,021

New Jersey State Housing & Mortgage Finance Agency
0.28%, 11/01/2047 (b)	220,000	220,000
5.27%, 10/01/2032	1,375,000	1,348,985
5.93%, 11/01/2028	1,625,000	1,562,161
6.13%, 11/01/2037	1,865,000	1,799,334
		5,170,614
New Mexico - 0.38%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	290,000	293,300
4.72%, 07/01/2011	280,000	283,186
4.90%, 01/01/2012	270,000	274,992
4.90%, 07/01/2012	245,000	249,530
5.00%, 01/01/2013	250,000	254,933
5.00%, 07/01/2013	265,000	270,228
5.42%, 01/01/2016	305,000	306,455
5.60%, 03/01/2011	120,000	120,298
5.68%, 09/01/2013	345,000	372,010
6.15%, 01/01/2038	1,000,000	872,710
		3,297,642
New York - 2.82%
New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,882,914

New York State Housing Finance Agency
4.90%, 08/15/2025 (c)	1,000,000	1,001,710
5.05%, 08/15/2039 (c)	1,490,000	1,471,822
5.30%, 11/01/2037 (c)	10,685,000	10,788,537
5.60%, 08/15/2033 (c)	1,730,000	1,731,886

Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	923,730

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	456,850
		24,257,449
North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	407,398

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
Ohio - 0.17%
County of Cuyahoga
4.25%, 06/01/2011	$870,000	$898,823

Ohio Housing Finance Agency
5.84%, 09/01/2016	285,000	285,000

State of Ohio
7.75%, 12/01/2015 (d)	250,000	253,368
		1,437,191
Oklahoma - 0.29%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	860,000	855,485
5.65%, 09/01/2026	1,675,000	1,645,805
		2,501,290
Oregon - 0.19%
City of Portland
4.30%, 06/01/2011	410,000	420,738
4.30%, 06/01/2012	295,000	303,292
4.35%, 06/01/2013	320,000	328,323
4.45%, 06/01/2014	300,000	307,029
6.03%, 06/15/2018	250,000	263,423
		1,622,805
Pennsylvania - 1.08%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,651,887

Commonwealth Financing Authority
4.97%, 06/01/2016	405,000	407,248
5.08%, 06/01/2010	50,000	51,104
5.13%, 06/01/2012	735,000	771,559

Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	1,990,000	1,959,752
5.76%, 10/01/2037	2,465,000	2,449,569

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,976,640
		9,267,759
Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	583,085

South Carolina - 0.08%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	654,796

Texas - 0.57%
Texas Department of Housing & Community Affairs
7.01%, 09/01/2026	3,395,000	3,444,159

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value

5.00%, 07/01/2034 (c)	$1,510,000	$1,478,562
		4,922,721
Utah - 2.12%
Utah Housing Corp.
4.80%, 07/01/2017	3,375,000	3,381,919
5.11%, 07/01/2017	665,000	666,968
5.23%, 07/01/2017	575,000	577,041
5.25%, 07/01/2035	750,000	749,190
5.26%, 07/20/2018	185,000	189,453
5.88%, 07/01/2034	915,000	888,511
5.92%, 07/01/2034	2,500,000	2,369,775
6.10%, 07/20/2028	1,315,000	1,301,100
6.12%, 01/01/2035	2,990,000	2,999,090
6.21%, 07/01/2034	745,000	744,978
6.21%, 01/01/2035	2,390,000	2,345,474
6.25%, 07/20/2018	585,000	601,743

West Jordan Redevelopment Agency
5.00%, 06/01/2010	835,000	851,391
5.38%, 06/01/2018	530,000	539,980
		18,206,613
Virginia - 2.72%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,185,550
4.84%, 12/01/2013	295,000	307,434
5.50%, 12/01/2020	500,000	494,090
5.50%, 06/25/2034	6,148,947	6,216,204
5.50%, 03/25/2036	4,153,813	4,303,093
5.70%, 11/01/2022	1,250,000	1,234,212
5.97%, 11/01/2024	1,405,000	1,377,898
6.25%, 11/01/2029	4,365,000	4,244,351
		23,362,832
Washington - 0.50%
King County Housing Authority
6.38%, 12/31/2046	3,500,000	3,604,265

Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	704,910
		4,309,175
Wisconsin - 0.05%
Wisconsin Housing & Economic Development Authority
4.75%, 09/01/2033 (c)	500,000	432,490

Wyoming - 0.14%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,194,570

TOTAL MUNICIPAL BONDS (Cost $187,735,196)		187,904,120

MISCELLANEOUS INVESTMENTS - 0.83%
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	385,000	386,919
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	329,119

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

	Principal
	Amount	Value
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(d)	$6,027,477	$6,386,450

TOTAL MISCELLANEOUS INVESTMENTS (Cost $6,856,130)		7,102,488

CERTIFICATE OF DEPOSIT - 0.12%
Community Capital Bank of Virginia
1.00%, 02/25/2010	1,000,000	1,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)		1,000,000

SHORT-TERM INVESTMENT - 2.73%
	Shares
Money Market Fund - 2.73%
Evergreen Institutional Money Market Fund, 0.18% (e)	23,482,102	23,482,102

TOTAL SHORT-TERM INVESTMENT (Cost $23,482,102)		23,482,102

Total Investments (Cost $858,416,495) - 102.39%		879,434,588
Liabilities in Excess of Other Assets, Net - (2.39)%		(20,562,181)
NET ASSETS - 100.00%		$858,872,407

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2009:
Cost of Investments	$858,416,495
Gross Unrealized Appreciation	24,778,488
Gross Unrealized Depreciation	(3,760,395)
Net Unrealized Appreciation	$21,018,093

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2009 is $35,036,732, which represents 4.08% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2009.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At August 31, 2009, these securities amounted to $7,355,856, which represents 0.86% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2009.

FGLMC	-	Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
TBA	-	To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2009 (Unaudited)

The Following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments in accordance with FAS 157 carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$624,846,305	$34,702,815	$659,549,120
Municipal Bonds	—	187,570,203	333,917	187,904,120
Miscellaneous Investment	—	7,102,488	—	7,102,488
Corporate Bond	—	396,758	—	396,758
Certificate of Deposit	—	1,000,000	—	1,000,000
Short-Term Investment	23,482,102	—	—	23,482,102
Total Investments in Securities	$23,482,102	$820,915,754	$35,036,732	$879,434,588

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in U.S. Government & Agency Obligations	Investments in Municipal Bonds
Beginning balance as of June 1, 2009	$14,525,332	$1.029.610
Accrued discounts/premiums	(1,013)	—
Realized gain	44,810	—
Change in unrealized appreciation	232,293	29,307
Net purchases/sales	19,901,393	(725,000)
Net transfer in and/or out of Level 3	—	—
Ending balance as of August 31, 2009	$34,702,815	$333,917

Item 2.   Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 27, 2009

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: October 27, 2009